SCHEDULE OF PROFIT AND LOSS AND COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
IfrsStatementLineItems [Line Items]
Depreciation expense of operating lease right-of-use assets	$ 1,041		¥ 188,520	¥ 167,206
Interest expense on operating lease liabilities	65		13,262	13,020
Expenses relating to short-term leases and low-value leases	51		8,278	10,082
Gain from lease modification or termination	$ (71)		¥ (102)
Separate [member]
IfrsStatementLineItems [Line Items]
Depreciation expense of operating lease right-of-use assets		¥ 150,145
Interest expense on operating lease liabilities		9,320
Expenses relating to short-term leases and low-value leases		7,392
Gain from lease modification or termination		¥ (10,239)